RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended		4 Months Ended	12 Months Ended
	Aug. 16, 2022	Nov. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Revenue					$ 5,490,777	$ 5,007,603	$ 4,887,013
Current liabilities of discontinued operations			$ 205,061	$ 199,276	$ 199,276	205,061
Percentage of realized tax benefits payable pursuant to an agreement	15.00%		15.00%
Tax Receivable Agreement [Member]
Percentage of realized tax benefits payable pursuant to an agreement					85.00%
Tax liability pursuant to an agreement			$ 1,011,700	990,500	$ 990,500	1,011,700
Euroleague [Member]
Other Receivables			8,400	7,700	7,700	8,400
Other Liabilities			200	300	300	200
Current liabilities of discontinued operations			800	0	0	800
Fifth Season [Member]
Revenue					8,700	2,800
Direct operating costs					6,400	0
Other Receivables			2,900	1,000	1,000	2,900
Other Liabilities			100	200	200	100
Company Provided Loan								$ 30,000
Raine Group
Business acquisition transaction costs					7,000	26,300
Investment in non marketable fund					1,200	2,100
Vincent K McMahon [Member]
Acquisition related liabilities owed to certain counterparties				3,500	3,500
Acquisition related liabilities paid				2,000
Probable future payments				3,500
Vincent K McMahon [Member] | Accrued Expenses [Member]
Other Liabilities				1,500	1,500
Vincent K McMahon [Member] | WWE's Global Headquarters Lease [Member]
Probable future payments				3,500
Vincent K McMahon [Member] | TKO [Member]
Reimbursed costs					5,800
Production Services [Member] | Euroleague [Member]
Revenue					11,900	10,300	12,400
Management Services [Member] | Euroleague [Member]
Revenue					9,400	7,900	5,600
Gaming Rights [Member] | Euroleague [Member]
Direct operating costs					9,300	7,000	4,500
Related party transactions [Member]
Revenue					57,441	45,341	24,487
Direct operating costs					16,838	12,595	$ 3,488
Current liabilities of discontinued operations			821	0	0	821
Related party transactions [Member] | Tax Receivable Agreement [Member]
Tax liability pursuant to an agreement			$ 390,100	$ 362,800	$ 362,800	$ 390,100
Common Class A [Member]
Repurchase of shares					9,109,376
Common Class A [Member] | TKO [Member]
Repurchase of shares		1,308,729		1,308,729
Stock repurchases reorganization transactions, authorized amount		$ 100,000		$ 100,000	$ 100,000